23. Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 5,665,748	$ 5,607,136	$ 5,804,849	$ 5,562,049	$ 5,816,492	$ 5,782,081	$ 5,632,862	$ 5,589,896	$ 22,639,782	$ 22,821,331
Interest expense	795,508	819,426	892,403	934,797	1,133,845	1,238,391	1,239,156	1,270,927	3,442,134	4,882,319
Provision for loan losses	206,250	137,500	120,000	206,250	249,999	249,999	249,999	250,003	670,000	1,000,000
Non-interest income	1,553,093	1,540,425	1,520,858	1,368,192	1,770,734	1,530,217	1,533,032	1,354,977	5,982,568	6,188,960
Non-interest expense	4,413,325	4,471,596	4,818,263	4,589,290	5,045,602	4,553,023	4,718,213	4,549,932	18,292,474	18,866,770
Net income	$ 1,451,600	$ 1,354,933	$ 1,238,344	$ 1,041,778	$ 1,147,298	$ 1,267,351	$ 1,021,192	$ 964,849	$ 5,086,655	$ 4,400,690
Earnings per common share	$ 0.29	$ 0.28	$ 0.25	$ 0.21	$ 0.23	$ 0.26	$ 0.2	$ 0.19	$ 1.03	$ 0.88